Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Summary of defined benefit obligations and plan assets
Defined benefit obligations and plan assets as of December 31, 2021 and 2022 are as follows:

	2021		2022

Present value of defined benefit obligations	~~W~~	2,205,869	1,934,643
Fair value of plan assets		(2,296,685)	(2,539,632)

Recognized liability(asset) for defined benefit obligations(*)	~~W~~	(90,816)	(604,989)

(*)
The liability for defined benefit obligation of
~~W~~
90,816
 million as of December 31, 2021 is the net defined benefit assets of
~~W~~
142,020
 million less the net defined liabilities of
~~W~~
51,204 million. In addition, the asset for defined benefit obligation of
~~W~~
604,989 million as of December 31, 2022 is the net defined benefit assets of
~~W~~
619,653 million less the net defined liabilities of
~~W~~
14,664 million.

Summary of changes in the present value of defined benefit obligation and plan assets
(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2021 and 2022 are as follows:

	December 31, 2021
	Defined benefit obligation		Plan assets	Net defined benefit liability (asset)
Beginning balance	~~W~~	2,182,464	(2,138,324)	44,140
Included in profit or loss:
Current service cost		179,751	—	179,751
Past service cost		2,570	—	2,570
Interest expense (income)		64,729	(64,759)	(30)
Settlement gain or loss		(4,844)	—	(4,844)

		242,206	(64,759)	177,447

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial losses (gains) arising from :
Demographic assumptions		(1,642)	—	(1,642)
Financial assumptions		(87,406)	—	(87,406)
Experience adjustment		(5,450)	—	(5,450)
- Return on plan assets excluding interest income		—	35,141	35,141

		(94,498)	35,141	(59,357)

Other:
Benefits paid by the plan		(122,358)	120,347	(2,011)
Contributions paid into the plan		(10)	(249,099)	(249,109)
Settlement gain or loss		(2,231)	9	(2,222)
Effect of changes in foreign exchange rates		296	—	296

		(124,303)	(128,743)	(253,046)

Ending balance	~~W~~	2,205,869	(2,296,685)	(90,816)

(*)	Profit and loss related to defined benefit plans are all included in the general administrative expense.

	December 31, 2022
	Defined benefit obligation		Plan assets	Net defined benefit liability (asset)
Beginning balance	~~W~~	2,205,869	(2,296,685)	(90,816)
Included in profit or loss:
Current service cost		170,772	—	170,772
Past service cost		8,330	—	8,330
Interest expense (income)		72,307	(78,823)	(6,516)
Settlement gain or loss		(466)	—	(466)

		250,943	(78,823)	172,120

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial losses (gains) arising from:
Demographic assumptions		(938)	—	(938)
Financial assumptions		(419,764)	—	(419,764)
Experience adjustment		35,758	—	35,758
- Return on plan assets excluding interest income		—	36,725	36,725

		(384,944)	36,725	(348,219)

Other:
Benefits paid by the plan		(138,290)	145,130	6,840
Contributions paid into the plan		—	(345,979)	(345,979)
Changes in the scope of consolidation		1,507	—	1,507
Effect of changes in foreign exchange rates		(442)	—	(442)

		(137,225)	(200,849)	(338,074)

Ending balance	~~W~~	1,934,643	(2,539,632)	(604,989)

(*)	Profit and loss related to defined benefit plans are all included in the general administrative expense.

Summary of composition of plan assets
(c)	The composition of plan assets as of December 31, 2021 and 2022 are as follows:

	2021		2022
Plan assets comprise:
Debt securities	~~W~~	43,607	31,140
Due from banks		1,915,361	2,220,218
Others		337,717	288,274

	~~W~~	2,296,685	2,539,632

Summary of actuarial assumptions
(d)	Actuarial assumptions as of December 31, 2021 and 2022 are as follows:

	2021	2022	Description
Discount rate	3.19%~3.77%	5.05%~5.93%	AA0 corporate bond yields
Future salary increase rate	1.98%~5.00% + Upgrade rate	2.00%~7.00% + Upgrade rate	Average for 5 years
Weighted average maturity	7.4 years~ 14.8 years	6.7 years~ 10.9 years

Summary of sensitivity analysis for actuarial assumptions
As of December 31, 2021 and 2022, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2021
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(197,174)	216,226
Future salary increase rate (1%p movement)		216,450	(200,843)

	2022
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(154,651)	168,565
Future salary increase rate (1%p movement)		172,716	(160,649)